Shareholder Report	12 Months Ended	17 Months Ended	53 Months Ended	55 Months Ended	72 Months Ended	94 Months Ended	95 Months Ended	99 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Advisor Investment Grade Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class M
Trading Symbol	FGBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,697 $9,574 $10,540 $11,415 $11,504 $10,134 $10,039 $10,792 $11,130 $11,268 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -2.81% -1.22% 1.20% Class M (without 4.00% sales charge) 1.24% -0.41% 1.62% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166
Holdings Count | shares	4,328	4,328	4,328	4,328	4,328	4,328	4,328	4,328
Advisory Fees Paid, Amount	$ 32,938,746
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.0 AAA 5.5 AA 0.9 A 7.7 BBB 15.4 BB 2.9 B 0.8 CCC,CC,C 0.0 Not Rated 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.0 AAA - 5.5 AA - 0.9 A - 7.7 BBB - 15.4 BB - 2.9 B - 0.8 CCC,CC,C - 0.0 Not Rated - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.6 Corporate Bonds 24.3 U.S. Government Agency - Mortgage Securities 16.4 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 8.7 Preferred Securities 0.2 Other Investments 0.1 Bank Loan Obligations 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.6 Corporate Bonds - 24.3 U.S. Government Agency - Mortgage Securities - 16.4 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 8.7 Preferred Securities - 0.2 Other Investments - 0.1 Bank Loan Obligations - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 91.4 Grand Cayman (UK Overseas Ter) 4.4 Mexico 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Germany 0.3 Switzerland 0.3 Japan 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Grand Cayman (UK Overseas Ter) - 4.4 Mexico - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Germany - 0.3 Switzerland - 0.3 Japan - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 10.3 Fannie Mae Mortgage pass-thru certificates 5.3 Freddie Mac Gold Pool 4.4 Ginnie Mae II Pool 3.8 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 2.2 Citigroup Inc 1.2 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.9
Fidelity Advisor Investment Grade Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class C
Trading Symbol	FGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.52%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $10,027 $9,814 $10,723 $11,522 $11,536 $10,085 $9,913 $10,575 $10,891 $11,041 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -0.37% -1.17% 1.00% Class C 0.60% -1.17% 1.00% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166
Holdings Count | shares	4,328	4,328	4,328	4,328	4,328	4,328	4,328	4,328
Advisory Fees Paid, Amount	$ 32,938,746
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.0 AAA 5.5 AA 0.9 A 7.7 BBB 15.4 BB 2.9 B 0.8 CCC,CC,C 0.0 Not Rated 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.0 AAA - 5.5 AA - 0.9 A - 7.7 BBB - 15.4 BB - 2.9 B - 0.8 CCC,CC,C - 0.0 Not Rated - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.6 Corporate Bonds 24.3 U.S. Government Agency - Mortgage Securities 16.4 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 8.7 Preferred Securities 0.2 Other Investments 0.1 Bank Loan Obligations 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.6 Corporate Bonds - 24.3 U.S. Government Agency - Mortgage Securities - 16.4 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 8.7 Preferred Securities - 0.2 Other Investments - 0.1 Bank Loan Obligations - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 91.4 Grand Cayman (UK Overseas Ter) 4.4 Mexico 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Germany 0.3 Switzerland 0.3 Japan 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Grand Cayman (UK Overseas Ter) - 4.4 Mexico - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Germany - 0.3 Switzerland - 0.3 Japan - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 10.3 Fannie Mae Mortgage pass-thru certificates 5.3 Freddie Mac Gold Pool 4.4 Ginnie Mae II Pool 3.8 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 2.2 Citigroup Inc 1.2 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.9
Fidelity Advisor Short-Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class C
Trading Symbol	FANCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 137	1.36%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $10,002 $9,916 $10,250 $10,529 $10,468 $9,927 $10,049 $10,601 $11,098 $11,361 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,090 $10,106 $10,572 $10,960 $11,003 $10,565 $10,730 $11,401 $11,930 $12,251 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.50% 1.30% 1.28% Class C 1.49% 1.30% 1.28% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.69% 2.17% 2.05% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688
Holdings Count | shares	483	483	483	483	483	483	483	483
Advisory Fees Paid, Amount	$ 5,198,445
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 43.3 AAA 9.9 AA 1.2 A 21.3 BBB 16.6 BB 1.4 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 43.3 AAA - 9.9 AA - 1.2 A - 21.3 BBB - 16.6 BB - 1.4 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.1 Corporate Bonds 39.1 Asset-Backed Securities 12.3 CMOs and Other Mortgage Related Securities 4.2 Other Investments 0.4 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.1 Corporate Bonds - 39.1 Asset-Backed Securities - 12.3 CMOs and Other Mortgage Related Securities - 4.2 Other Investments - 0.4 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 78.6 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 3.6 Canada 2.8 Germany 2.7 France 1.4 Bailiwick Of Jersey 1.2 Ireland 1.1 Japan 1.0 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.6 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 3.6 Canada - 2.8 Germany - 2.7 France - 1.4 Bailiwick Of Jersey - 1.2 Ireland - 1.1 Japan - 1.0 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.1 Bank of America Corp 1.4 JPMorgan Chase & Co 1.3 Wells Fargo & Co 1.2 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.9 Deutsche Bank AG/New York NY 0.9 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 52.3
Fidelity Advisor Tactical Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class Z
Trading Symbol	FBAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 61	0.61%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $9,275 $9,330 $10,072 $10,424 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 $10,170 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 2.60% 1.49% Bloomberg U.S. Aggregate Bond Index 1.89% 0.78% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866
Holdings Count | shares	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 284,923
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 46.1 AAA 1.2 AA 0.2 A 3.4 BBB 12.0 BB 12.3 B 11.9 CCC,CC,C 2.6 Not Rated 5.0 Equities 2.7 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 46.1 AAA - 1.2 AA - 0.2 A - 3.4 BBB - 12.0 BB - 12.3 B - 11.9 CCC,CC,C - 2.6 Not Rated - 5.0 Equities - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.1 Corporate Bonds 24.6 Bank Loan Obligations 10.5 Asset-Backed Securities 5.4 Foreign Government and Government Agency Obligations 4.0 Fixed-Income Funds 2.0 CMOs and Other Mortgage Related Securities 2.0 Preferred Securities 1.5 Common Stocks 0.5 Alternative Funds 0.4 Municipal Securities 0.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.1 Corporate Bonds - 24.6 Bank Loan Obligations - 10.5 Asset-Backed Securities - 5.4 Foreign Government and Government Agency Obligations - 4.0 Fixed-Income Funds - 2.0 CMOs and Other Mortgage Related Securities - 2.0 Preferred Securities - 1.5 Common Stocks - 0.5 Alternative Funds - 0.4 Municipal Securities - 0.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 83.8 United Kingdom 2.5 Canada 1.8 Mexico 1.4 Brazil 1.3 Dominican Republic 1.1 Germany 1.1 France 1.0 Israel 0.9 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 United Kingdom - 2.5 Canada - 1.8 Mexico - 1.4 Brazil - 1.3 Dominican Republic - 1.1 Germany - 1.1 France - 1.0 Israel - 0.9 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.1 US Treasury Bonds 19.0 Fidelity Real Estate High Income Fund 2.0 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.0 Planet Fitness Master Issuer LLC 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 Millicom International Cellular SA 0.8 56.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class A
Trading Symbol	FTKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $8,887 $8,910 $9,586 $9,888 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 $10,170 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 4.00% sales charge) -1.84% 0.24% Class A (without 4.00% sales charge) 2.25% 1.14% Bloomberg U.S. Aggregate Bond Index 1.89% 0.78% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866
Holdings Count | shares	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 284,923
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 46.1 AAA 1.2 AA 0.2 A 3.4 BBB 12.0 BB 12.3 B 11.9 CCC,CC,C 2.6 Not Rated 5.0 Equities 2.7 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 46.1 AAA - 1.2 AA - 0.2 A - 3.4 BBB - 12.0 BB - 12.3 B - 11.9 CCC,CC,C - 2.6 Not Rated - 5.0 Equities - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.1 Corporate Bonds 24.6 Bank Loan Obligations 10.5 Asset-Backed Securities 5.4 Foreign Government and Government Agency Obligations 4.0 Fixed-Income Funds 2.0 CMOs and Other Mortgage Related Securities 2.0 Preferred Securities 1.5 Common Stocks 0.5 Alternative Funds 0.4 Municipal Securities 0.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.1 Corporate Bonds - 24.6 Bank Loan Obligations - 10.5 Asset-Backed Securities - 5.4 Foreign Government and Government Agency Obligations - 4.0 Fixed-Income Funds - 2.0 CMOs and Other Mortgage Related Securities - 2.0 Preferred Securities - 1.5 Common Stocks - 0.5 Alternative Funds - 0.4 Municipal Securities - 0.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 83.8 United Kingdom 2.5 Canada 1.8 Mexico 1.4 Brazil 1.3 Dominican Republic 1.1 Germany 1.1 France 1.0 Israel 0.9 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 United Kingdom - 2.5 Canada - 1.8 Mexico - 1.4 Brazil - 1.3 Dominican Republic - 1.1 Germany - 1.1 France - 1.0 Israel - 0.9 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.1 US Treasury Bonds 19.0 Fidelity Real Estate High Income Fund 2.0 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.0 Planet Fitness Master Issuer LLC 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 Millicom International Cellular SA 0.8 56.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Sustainable Core Plus Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Class Name	Fidelity® SAI Sustainable Core Plus Bond Fund
Trading Symbol	FIABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Sustainable Core Plus Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Core Plus Bond Fund	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors," led by high-yield bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Modest non-benchmark exposure to leveraged loans also provided a boost.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, especially collateralized loan obligations, added value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Application of FMR's environmental, social, and governance ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 13, 2022 through August 31, 2026. Initial investment of $10,000. Fidelity® SAI Sustainable Core Plus Bond Fund $10,000 $9,587 $9,551 $10,249 $10,588 Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index $10,000 $9,702 $9,590 $10,286 $10,612 Bloomberg U.S. Aggregate Bond Index $10,000 $9,696 $9,581 $10,280 $10,602 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Sustainable Core Plus Bond Fund 1.78% 1.72% Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index 1.87% 1.79% Bloomberg U.S. Aggregate Bond Index 1.89% 1.78% A From April 13, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 13, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 260,772,375	$ 260,772,375	$ 260,772,375	$ 260,772,375	$ 260,772,375	$ 260,772,375	$ 260,772,375	$ 260,772,375
Holdings Count | shares	1,069	1,069	1,069	1,069	1,069	1,069	1,069	1,069
Advisory Fees Paid, Amount	$ 602,351
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$260,772,375
Number of Holdings	1,069
Total Advisory Fee	$602,351
Portfolio Turnover	185%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 64.3 AAA 5.0 AA 0.8 A 9.0 BBB 10.4 BB 4.0 B 1.7 CCC,CC,C 0.8 Not Rated 2.7 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 64.3 AAA - 5.0 AA - 0.8 A - 9.0 BBB - 10.4 BB - 4.0 B - 1.7 CCC,CC,C - 0.8 Not Rated - 2.7 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.2 Corporate Bonds 25.2 U.S. Government Agency - Mortgage Securities 17.1 Asset-Backed Securities 5.9 CMOs and Other Mortgage Related Securities 1.4 Bank Loan Obligations 0.9 Foreign Government and Government Agency Obligations 0.8 Preferred Securities 0.1 Other Investments 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.3 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.2 Corporate Bonds - 25.2 U.S. Government Agency - Mortgage Securities - 17.1 Asset-Backed Securities - 5.9 CMOs and Other Mortgage Related Securities - 1.4 Bank Loan Obligations - 0.9 Foreign Government and Government Agency Obligations - 0.8 Preferred Securities - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.3 United States 86.6 Grand Cayman (UK Overseas Ter) 3.6 United Kingdom 1.8 Bailiwick Of Jersey 1.3 Italy 1.0 France 0.8 Germany 0.7 Japan 0.7 Netherlands 0.6 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.6 Grand Cayman (UK Overseas Ter) - 3.6 United Kingdom - 1.8 Bailiwick Of Jersey - 1.3 Italy - 1.0 France - 0.8 Germany - 0.7 Japan - 0.7 Netherlands - 0.6 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 35.8 US Treasury Bonds 11.4 Fannie Mae Mortgage pass-thru certificates 5.5 Uniform Mortgage Backed Securities 4.2 Ginnie Mae II Pool 3.6 Freddie Mac Gold Pool 3.4 Bank of America Corp 1.0 JPMorgan Chase & Co 0.9 Morgan Stanley 0.9 ENEL Finance International NV 0.5 67.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short-Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class I
Trading Symbol	FBNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,097 $10,124 $10,558 $10,967 $11,005 $10,538 $10,778 $11,504 $12,067 $12,377 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,090 $10,106 $10,572 $10,960 $11,003 $10,565 $10,730 $11,401 $11,930 $12,251 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.58% 2.38% 2.16% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.69% 2.17% 2.05% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688
Holdings Count | shares	483	483	483	483	483	483	483	483
Advisory Fees Paid, Amount	$ 5,198,445
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 43.3 AAA 9.9 AA 1.2 A 21.3 BBB 16.6 BB 1.4 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 43.3 AAA - 9.9 AA - 1.2 A - 21.3 BBB - 16.6 BB - 1.4 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.1 Corporate Bonds 39.1 Asset-Backed Securities 12.3 CMOs and Other Mortgage Related Securities 4.2 Other Investments 0.4 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.1 Corporate Bonds - 39.1 Asset-Backed Securities - 12.3 CMOs and Other Mortgage Related Securities - 4.2 Other Investments - 0.4 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 78.6 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 3.6 Canada 2.8 Germany 2.7 France 1.4 Bailiwick Of Jersey 1.2 Ireland 1.1 Japan 1.0 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.6 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 3.6 Canada - 2.8 Germany - 2.7 France - 1.4 Bailiwick Of Jersey - 1.2 Ireland - 1.1 Japan - 1.0 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.1 Bank of America Corp 1.4 JPMorgan Chase & Co 1.3 Wells Fargo & Co 1.2 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.9 Deutsche Bank AG/New York NY 0.9 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 52.3
Fidelity Advisor Short-Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class Z
Trading Symbol	FIKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,450 $10,858 $10,923 $10,475 $10,725 $11,439 $12,004 $12,319 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,467 $10,851 $10,893 $10,460 $10,623 $11,288 $11,811 $12,129 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 $11,626 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 2.63% 2.43% 2.67% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.69% 2.17% 2.47% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688
Holdings Count | shares	483	483	483	483	483	483	483	483
Advisory Fees Paid, Amount	$ 5,198,445
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 43.3 AAA 9.9 AA 1.2 A 21.3 BBB 16.6 BB 1.4 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 43.3 AAA - 9.9 AA - 1.2 A - 21.3 BBB - 16.6 BB - 1.4 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.1 Corporate Bonds 39.1 Asset-Backed Securities 12.3 CMOs and Other Mortgage Related Securities 4.2 Other Investments 0.4 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.1 Corporate Bonds - 39.1 Asset-Backed Securities - 12.3 CMOs and Other Mortgage Related Securities - 4.2 Other Investments - 0.4 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 78.6 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 3.6 Canada 2.8 Germany 2.7 France 1.4 Bailiwick Of Jersey 1.2 Ireland 1.1 Japan 1.0 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.6 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 3.6 Canada - 2.8 Germany - 2.7 France - 1.4 Bailiwick Of Jersey - 1.2 Ireland - 1.1 Japan - 1.0 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.1 Bank of America Corp 1.4 JPMorgan Chase & Co 1.3 Wells Fargo & Co 1.2 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.9 Deutsche Bank AG/New York NY 0.9 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 52.3
Fidelity SAI Low Duration Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Low Duration Bond Fund
Class Name	Fidelity® SAI Low Duration Bond Fund
Trading Symbol	FZOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Low Duration Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Low Duration Bond Fund	$ 20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 49% of fund assets, down from roughly 51% a year ago. The portfolio's exposure to U.S. Treasurys increased from about 22% to roughly 31%, while exposure to ABS declined from approximately 23% to about 16% of assets as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through August 31, 2026. Initial investment of $10,000. Fidelity® SAI Low Duration Bond Fund $10,000 $10,023 $9,985 $10,438 $11,064 $11,622 $12,067 Bloomberg US Treasury Bill: 6-9 Months Index $10,000 $10,011 $9,972 $10,282 $10,835 $11,300 $11,699 Bloomberg U.S. Aggregate Bond Index $10,000 $9,977 $8,828 $8,723 $9,359 $9,653 $9,835 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Low Duration Bond Fund 3.84% 3.78% 3.20% Bloomberg US Treasury Bill: 6-9 Months Index 3.53% 3.17% 2.67% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.28% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,154,815,409	$ 3,154,815,409	$ 3,154,815,409	$ 3,154,815,409	$ 3,154,815,409	$ 3,154,815,409	$ 3,154,815,409	$ 3,154,815,409
Holdings Count | shares	349	349	349	349	349	349	349	349
Advisory Fees Paid, Amount	$ 8,348,734
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,154,815,409
Number of Holdings	349
Total Advisory Fee	$8,348,734
Portfolio Turnover	62%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 30.5 AAA 15.7 AA 5.0 A 30.6 BBB 12.3 BB 0.4 Not Rated 2.4 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 30.5 AAA - 15.7 AA - 5.0 A - 30.6 BBB - 12.3 BB - 0.4 Not Rated - 2.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 47.9 U.S. Treasury Obligations 30.5 Asset-Backed Securities 16.5 CMOs and Other Mortgage Related Securities 1.9 Other Investments 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 47.9 U.S. Treasury Obligations - 30.5 Asset-Backed Securities - 16.5 CMOs and Other Mortgage Related Securities - 1.9 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 75.2 United Kingdom 5.4 Canada 5.2 Grand Cayman (UK Overseas Ter) 3.8 Germany 2.2 Netherlands 1.7 Japan 1.7 France 1.0 Switzerland 1.0 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 75.2 United Kingdom - 5.4 Canada - 5.2 Grand Cayman (UK Overseas Ter) - 3.8 Germany - 2.2 Netherlands - 1.7 Japan - 1.7 France - 1.0 Switzerland - 1.0 Others - 2.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 US Treasury Bill 11.4 Wells Fargo & Co 1.7 JPMorgan Chase & Co 1.6 Bank of America Corp 1.6 Royal Bank of Canada 1.3 Goldman Sachs Group Inc/The 1.2 GMF Floorplan Owner Revolving Trust 1.1 Barclays PLC 1.0 Bank of Montreal 0.9 40.9
Fidelity SAI Total Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Total Bond Fund
Class Name	Fidelity® SAI Total Bond Fund
Trading Symbol	FSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Total Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Total Bond Fund	$ 29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, allocations to "plus sectors", led by high-yield bonds, emerging-markets debt and global bonds, notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Non-benchmark exposure to leveraged loans and high-yield commercial mortgage-backed securities also provided a boost to performance versus the benchmark.
•Among investment-grade bonds, overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each added modest value.
•In contrast, underweight holdings in investment-grade corporate bonds, particularly below-benchmark exposure to industrials, detracted from the fund's relative performance.
•An underweight in mortgage-backed securities modestly hurt as well.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by slightly reducing exposure to investment-grade corporate bonds and increasing the allocation to mortgage-backed securities in the second half of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 25, 2018 through August 31, 2026. Initial investment of $10,000. Fidelity® SAI Total Bond Fund $10,000 $11,067 $11,859 $12,193 $10,847 $10,891 $11,836 $12,328 $12,586 Bloomberg U.S. Aggregate Bond Index $10,000 $11,154 $11,876 $11,866 $10,499 $10,374 $11,131 $11,480 $11,697 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Total Bond Fund 2.09% 0.64% 2.97% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 2.02% A From October 25, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Oct. 25, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 22,131,253,996	$ 22,131,253,996	$ 22,131,253,996	$ 22,131,253,996	$ 22,131,253,996	$ 22,131,253,996	$ 22,131,253,996	$ 22,131,253,996
Holdings Count | shares	6,330	6,330	6,330	6,330	6,330	6,330	6,330	6,330
Advisory Fees Paid, Amount	$ 62,387,360
Investment Company Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$22,131,253,996
Number of Holdings	6,330
Total Advisory Fee	$62,387,360
Portfolio Turnover	154%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 55.4 AAA 5.6 AA 0.7 A 6.8 BBB 14.4 BB 4.0 B 5.0 CCC,CC,C 1.0 D 0.0 Not Rated 8.9 Equities 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 55.4 AAA - 5.6 AA - 0.7 A - 6.8 BBB - 14.4 BB - 4.0 B - 5.0 CCC,CC,C - 1.0 D - 0.0 Not Rated - 8.9 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.5 Corporate Bonds 23.0 U.S. Government Agency - Mortgage Securities 15.9 Asset-Backed Securities 8.5 CMOs and Other Mortgage Related Securities 7.8 Bank Loan Obligations 5.4 Foreign Government and Government Agency Obligations 1.3 Preferred Securities 0.3 Common Stocks 0.1 Other Investments 0.1 Preferred Stocks 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 39.5 Corporate Bonds - 23.0 U.S. Government Agency - Mortgage Securities - 15.9 Asset-Backed Securities - 8.5 CMOs and Other Mortgage Related Securities - 7.8 Bank Loan Obligations - 5.4 Foreign Government and Government Agency Obligations - 1.3 Preferred Securities - 0.3 Common Stocks - 0.1 Other Investments - 0.1 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.9)% United States 87.7 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 1.2 Mexico 1.1 Bailiwick Of Jersey 0.7 Germany 0.7 Ireland 0.6 France 0.5 Canada 0.4 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 1.2 Mexico - 1.1 Bailiwick Of Jersey - 0.7 Germany - 0.7 Ireland - 0.6 France - 0.5 Canada - 0.4 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.6 US Treasury Bonds 11.9 Fannie Mae Mortgage pass-thru certificates 5.2 Freddie Mac Gold Pool 3.7 Ginnie Mae II Pool 3.4 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 1.6 JPMorgan Chase & Co 1.2 Bank of America Corp 0.9 Morgan Stanley 0.9 58.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity® Short-Term Bond Fund
Trading Symbol	FSHBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short-Term Bond Fund	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Short-Term Bond Fund $10,000 $10,103 $10,124 $10,576 $10,979 $11,035 $10,573 $10,816 $11,545 $12,095 $12,406 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,090 $10,106 $10,572 $10,960 $11,003 $10,565 $10,730 $11,401 $11,930 $12,251 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Short-Term Bond Fund 2.57% 2.37% 2.18% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.69% 2.17% 2.05% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688
Holdings Count | shares	483	483	483	483	483	483	483	483
Advisory Fees Paid, Amount	$ 5,198,445
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 43.3 AAA 9.9 AA 1.2 A 21.3 BBB 16.6 BB 1.4 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 43.3 AAA - 9.9 AA - 1.2 A - 21.3 BBB - 16.6 BB - 1.4 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.1 Corporate Bonds 39.1 Asset-Backed Securities 12.3 CMOs and Other Mortgage Related Securities 4.2 Other Investments 0.4 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.1 Corporate Bonds - 39.1 Asset-Backed Securities - 12.3 CMOs and Other Mortgage Related Securities - 4.2 Other Investments - 0.4 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 78.6 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 3.6 Canada 2.8 Germany 2.7 France 1.4 Bailiwick Of Jersey 1.2 Ireland 1.1 Japan 1.0 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.6 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 3.6 Canada - 2.8 Germany - 2.7 France - 1.4 Bailiwick Of Jersey - 1.2 Ireland - 1.1 Japan - 1.0 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.1 Bank of America Corp 1.4 JPMorgan Chase & Co 1.3 Wells Fargo & Co 1.2 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.9 Deutsche Bank AG/New York NY 0.9 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 52.3
Fidelity SAI Enhanced Core Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Enhanced Core Bond Fund
Class Name	Fidelity® SAI Enhanced Core Bond Fund
Trading Symbol	FECBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Enhanced Core Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Core Bond Fund	$ 15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight holdings in corporate-backed bonds, especially among financial institutions, contributed to performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Modest but overweight exposure to asset-backed securities, including car loan debt and credit card receivables, also contributed to the relative result. A small allocation to commercial mortgage-backed securities helped as well.
•In contrast, security selection in agency mortgage-backed securities modestly detracted from the fund's performance versus the benchmark.
•The portfolio's yield-curve positioning also hurt slightly.
•The fund utilizes a research-driven approach identifying long-term drivers of debt-security returns. The research is systematically applied alongside a proprietary portfolio construction and risk management framework to select a broadly diversified group of debt securities that may have the potential to provide a higher total return than that of the benchmark index.
•At period end, corporates made up about 33% of fund assets, unchanged from a year ago, and compared with an average of 24% for the Aggregate index. Exposure to U.S. Treasurys ticked up from approximately 38% to about 42% of assets, versus a benchmark average of 46%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 18, 2025 through August 31, 2026. Initial investment of $10,000. Fidelity® SAI Enhanced Core Bond Fund $10,000 $10,245 Bloomberg U.S. Aggregate Bond Index $10,000 $10,261 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Enhanced Core Bond Fund 1.96% 3.05% Bloomberg U.S. Aggregate Bond Index 1.89% 3.11% A From March 18, 2025 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Mar. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,909,145,921	$ 3,909,145,921	$ 3,909,145,921	$ 3,909,145,921	$ 3,909,145,921	$ 3,909,145,921	$ 3,909,145,921	$ 3,909,145,921
Holdings Count | shares	826	826	826	826	826	826	826	826
Advisory Fees Paid, Amount	$ 5,045,933
Investment Company Portfolio Turnover	287.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,909,145,921
Number of Holdings	826
Total Advisory Fee	$5,045,933
Portfolio Turnover	287%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 68.1 AAA 4.4 AA 1.4 A 15.3 BBB 17.0 BB 0.2 Not Rated 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 68.1 AAA - 4.4 AA - 1.4 A - 15.3 BBB - 17.0 BB - 0.2 Not Rated - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - (6.8)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 41.7 Corporate Bonds 32.5 U.S. Government Agency - Mortgage Securities 26.0 Asset-Backed Securities 3.4 CMOs and Other Mortgage Related Securities 1.4 Foreign Government and Government Agency Obligations 1.2 U.S. Government Agency Obligations 0.4 Other Investments 0.1 Municipal Securities 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 41.7 Corporate Bonds - 32.5 U.S. Government Agency - Mortgage Securities - 26.0 Asset-Backed Securities - 3.4 CMOs and Other Mortgage Related Securities - 1.4 Foreign Government and Government Agency Obligations - 1.2 U.S. Government Agency Obligations - 0.4 Other Investments - 0.1 Municipal Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (6.8)% United States 91.9 United Kingdom 1.8 Japan 1.6 Canada 1.1 Mexico 0.7 Korea (South) 0.3 Spain 0.3 Australia 0.3 Germany 0.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.9 United Kingdom - 1.8 Japan - 1.6 Canada - 1.1 Mexico - 0.7 Korea (South) - 0.3 Spain - 0.3 Australia - 0.3 Germany - 0.3 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 30.3 Uniform Mortgage Backed Securities 13.2 US Treasury Bonds 11.4 Ginnie Mae II Pool 6.6 Fannie Mae Mortgage pass-thru certificates 3.9 Freddie Mac Gold Pool 1.7 JPMorgan Chase & Co 1.1 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.8 Bank of America Corp 0.7 70.7
Fidelity Advisor Tactical Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class M
Trading Symbol	FTYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $8,887 $8,910 $9,586 $9,888 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 $10,170 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 4.00% sales charge) -1.84% 0.24% Class M (without 4.00% sales charge) 2.25% 1.14% Bloomberg U.S. Aggregate Bond Index 1.89% 0.78% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866
Holdings Count | shares	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 284,923
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 46.1 AAA 1.2 AA 0.2 A 3.4 BBB 12.0 BB 12.3 B 11.9 CCC,CC,C 2.6 Not Rated 5.0 Equities 2.7 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 46.1 AAA - 1.2 AA - 0.2 A - 3.4 BBB - 12.0 BB - 12.3 B - 11.9 CCC,CC,C - 2.6 Not Rated - 5.0 Equities - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.1 Corporate Bonds 24.6 Bank Loan Obligations 10.5 Asset-Backed Securities 5.4 Foreign Government and Government Agency Obligations 4.0 Fixed-Income Funds 2.0 CMOs and Other Mortgage Related Securities 2.0 Preferred Securities 1.5 Common Stocks 0.5 Alternative Funds 0.4 Municipal Securities 0.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.1 Corporate Bonds - 24.6 Bank Loan Obligations - 10.5 Asset-Backed Securities - 5.4 Foreign Government and Government Agency Obligations - 4.0 Fixed-Income Funds - 2.0 CMOs and Other Mortgage Related Securities - 2.0 Preferred Securities - 1.5 Common Stocks - 0.5 Alternative Funds - 0.4 Municipal Securities - 0.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 83.8 United Kingdom 2.5 Canada 1.8 Mexico 1.4 Brazil 1.3 Dominican Republic 1.1 Germany 1.1 France 1.0 Israel 0.9 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 United Kingdom - 2.5 Canada - 1.8 Mexico - 1.4 Brazil - 1.3 Dominican Republic - 1.1 Germany - 1.1 France - 1.0 Israel - 0.9 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.1 US Treasury Bonds 19.0 Fidelity Real Estate High Income Fund 2.0 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.0 Planet Fitness Master Issuer LLC 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 Millicom International Cellular SA 0.8 56.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Tactical Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class I
Trading Symbol	FBAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $9,270 $9,317 $10,049 $10,381 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 $10,170 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 2.62% 1.40% Bloomberg U.S. Aggregate Bond Index 1.89% 0.78% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866
Holdings Count | shares	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 284,923
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 46.1 AAA 1.2 AA 0.2 A 3.4 BBB 12.0 BB 12.3 B 11.9 CCC,CC,C 2.6 Not Rated 5.0 Equities 2.7 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 46.1 AAA - 1.2 AA - 0.2 A - 3.4 BBB - 12.0 BB - 12.3 B - 11.9 CCC,CC,C - 2.6 Not Rated - 5.0 Equities - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.1 Corporate Bonds 24.6 Bank Loan Obligations 10.5 Asset-Backed Securities 5.4 Foreign Government and Government Agency Obligations 4.0 Fixed-Income Funds 2.0 CMOs and Other Mortgage Related Securities 2.0 Preferred Securities 1.5 Common Stocks 0.5 Alternative Funds 0.4 Municipal Securities 0.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.1 Corporate Bonds - 24.6 Bank Loan Obligations - 10.5 Asset-Backed Securities - 5.4 Foreign Government and Government Agency Obligations - 4.0 Fixed-Income Funds - 2.0 CMOs and Other Mortgage Related Securities - 2.0 Preferred Securities - 1.5 Common Stocks - 0.5 Alternative Funds - 0.4 Municipal Securities - 0.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 83.8 United Kingdom 2.5 Canada 1.8 Mexico 1.4 Brazil 1.3 Dominican Republic 1.1 Germany 1.1 France 1.0 Israel 0.9 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 United Kingdom - 2.5 Canada - 1.8 Mexico - 1.4 Brazil - 1.3 Dominican Republic - 1.1 Germany - 1.1 France - 1.0 Israel - 0.9 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.1 US Treasury Bonds 19.0 Fidelity Real Estate High Income Fund 2.0 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.0 Planet Fitness Master Issuer LLC 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 Millicom International Cellular SA 0.8 56.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short-Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class M
Trading Symbol	FBNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,850 $9,930 $9,941 $10,350 $10,735 $10,755 $10,283 $10,499 $11,182 $11,704 $11,981 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,090 $10,106 $10,572 $10,960 $11,003 $10,565 $10,730 $11,401 $11,930 $12,251 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 1.50% sales charge) 0.83% 1.87% 1.82% Class M (without 1.50% sales charge) 2.37% 2.18% 1.98% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.69% 2.17% 2.05% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688
Holdings Count | shares	483	483	483	483	483	483	483	483
Advisory Fees Paid, Amount	$ 5,198,445
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 43.3 AAA 9.9 AA 1.2 A 21.3 BBB 16.6 BB 1.4 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 43.3 AAA - 9.9 AA - 1.2 A - 21.3 BBB - 16.6 BB - 1.4 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.1 Corporate Bonds 39.1 Asset-Backed Securities 12.3 CMOs and Other Mortgage Related Securities 4.2 Other Investments 0.4 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.1 Corporate Bonds - 39.1 Asset-Backed Securities - 12.3 CMOs and Other Mortgage Related Securities - 4.2 Other Investments - 0.4 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 78.6 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 3.6 Canada 2.8 Germany 2.7 France 1.4 Bailiwick Of Jersey 1.2 Ireland 1.1 Japan 1.0 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.6 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 3.6 Canada - 2.8 Germany - 2.7 France - 1.4 Bailiwick Of Jersey - 1.2 Ireland - 1.1 Japan - 1.0 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.1 Bank of America Corp 1.4 JPMorgan Chase & Co 1.3 Wells Fargo & Co 1.2 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.9 Deutsche Bank AG/New York NY 0.9 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 52.3
Fidelity Intermediate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Bond Fund
Class Name	Fidelity® Intermediate Bond Fund
Trading Symbol	FTHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Intermediate Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Bond Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring intermediate-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. Intermediate Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also was advantageous. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up 42% of fund assets, roughly equal to a year ago and notably overweight versus the benchmark average of about 29%.
•Exposure to U.S. Treasurys stood at about 42% as of August 31, compared with an average of 65% for the benchmark, while exposure to ABS stood at about 11% of fund assets at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Intermediate Bond Fund $10,000 $10,111 $10,003 $10,821 $11,490 $11,590 $10,597 $10,675 $11,453 $11,997 $12,184 Bloomberg U.S. Intermediate Government/Credit Bond Index $10,000 $10,082 $9,980 $10,790 $11,432 $11,451 $10,512 $10,570 $11,321 $11,853 $12,066 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Intermediate Bond Fund 1.56% 1.01% 2.00% Bloomberg U.S. Intermediate Government/Credit Bond Index 1.80% 1.05% 1.90% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,878,582,840	$ 4,878,582,840	$ 4,878,582,840	$ 4,878,582,840	$ 4,878,582,840	$ 4,878,582,840	$ 4,878,582,840	$ 4,878,582,840
Holdings Count | shares	684	684	684	684	684	684	684	684
Advisory Fees Paid, Amount	$ 13,485,794
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$4,878,582,840
Number of Holdings	684
Total Advisory Fee	$13,485,794
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 41.6 AAA 9.6 AA 1.4 A 17.4 BBB 22.7 BB 1.9 B 0.4 CCC,CC,C 0.1 Not Rated 4.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 41.6 AAA - 9.6 AA - 1.4 A - 17.4 BBB - 22.7 BB - 1.9 B - 0.4 CCC,CC,C - 0.1 Not Rated - 4.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 42.0 U.S. Treasury Obligations 41.4 Asset-Backed Securities 11.0 CMOs and Other Mortgage Related Securities 4.6 Foreign Government and Government Agency Obligations 0.3 U.S. Government Agency - Mortgage Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 42.0 U.S. Treasury Obligations - 41.4 Asset-Backed Securities - 11.0 CMOs and Other Mortgage Related Securities - 4.6 Foreign Government and Government Agency Obligations - 0.3 U.S. Government Agency - Mortgage Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 80.4 Grand Cayman (UK Overseas Ter) 4.4 United Kingdom 4.2 Canada 1.8 Germany 1.7 Bailiwick Of Jersey 1.5 Japan 1.5 Ireland 1.3 Italy 0.6 Others 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 80.4 Grand Cayman (UK Overseas Ter) - 4.4 United Kingdom - 4.2 Canada - 1.8 Germany - 1.7 Bailiwick Of Jersey - 1.5 Japan - 1.5 Ireland - 1.3 Italy - 0.6 Others - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 41.4 Morgan Stanley 1.4 JPMorgan Chase & Co 1.3 Bank of America Corp 1.3 HSBC Holdings PLC 1.2 Wells Fargo & Co 1.1 Deutsche Bank AG/New York NY 1.0 General Motors Financial Co Inc 0.8 Athene Global Funding 0.7 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 0.7 50.9
Fidelity Flex Conservative Income Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Bond Fund
Class Name	Fidelity Flex® Conservative Income Bond Fund
Trading Symbol	FJTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® Conservative Income Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Bond Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also helped.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A roughly 11% average allocation to cash - which the fund maintained for liquidity and solid interest return - also hurt.
•At period end, corporates made up about 52% of fund assets, from roughly 51% a year ago. At the same time, we increased exposure to U.S. Treasurys from about 19% to 25% of assets, while the portfolio's position in ABS was down from approximately 16% of assets to roughly 13% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 31, 2018 through August 31, 2026. Initial investment of $10,000. Fidelity Flex® Conservative Income Bond Fund $10,000 $10,066 $10,348 $10,565 $10,614 $10,637 $11,153 $11,835 $12,439 Bloomberg U.S. 3-6 Month Treasury Bill Index $10,000 $10,050 $10,302 $10,457 $10,466 $10,495 $10,945 $11,552 $12,084 Bloomberg U.S. Aggregate Bond Index $10,000 $10,054 $11,077 $11,794 $11,784 $10,427 $10,303 $11,055 $11,401 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® Conservative Income Bond Fund 4.11% 4.06% 3.18% Bloomberg U.S. 3-6 Month Treasury Bill Index 3.87% 3.70% 2.79% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.83% A From May 31, 2018 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date								May 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 801,639,412	$ 801,639,412	$ 801,639,412	$ 801,639,412	$ 801,639,412	$ 801,639,412	$ 801,639,412	$ 801,639,412
Holdings Count | shares	356	356	356	356	356	356	356	356
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$801,639,412
Number of Holdings	356
Total Advisory Fee	$0
Portfolio Turnover	61%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 25.3 AAA 12.4 AA 5.5 A 30.3 BBB 8.4 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 17.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 25.3 AAA - 12.4 AA - 5.5 A - 30.3 BBB - 8.4 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 43.0 U.S. Treasury Obligations 25.3 Asset-Backed Securities 13.2 Other Investments 1.2 Short-Term Investments and Net Other Assets (Liabilities) 17.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 43.0 U.S. Treasury Obligations - 25.3 Asset-Backed Securities - 13.2 Other Investments - 1.2 Short-Term Investments and Net Other Assets (Liabilities) - 17.3 United States 82.8 United Kingdom 4.6 Canada 4.6 Netherlands 2.1 Germany 2.0 Switzerland 0.9 Japan 0.7 Denmark 0.6 Australia 0.4 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 82.8 United Kingdom - 4.6 Canada - 4.6 Netherlands - 2.1 Germany - 2.0 Switzerland - 0.9 Japan - 0.7 Denmark - 0.6 Australia - 0.4 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bill 16.2 US Treasury Notes 9.1 Wells Fargo & Co 1.9 JPMorgan Chase & Co 1.8 Bank of America Corp 1.7 Goldman Sachs Group Inc/The 1.2 Bank of Montreal 1.2 Mitsubishi UFJ Trust & Banking Corp/NY 1.1 Royal Bank of Canada 1.0 Morgan Stanley Bank NA 0.9 36.1
Fidelity Advisor Tactical Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity Advisor® Tactical Bond Fund Class C
Trading Symbol	FTKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 171	1.70%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $9,210 $9,174 $9,797 $10,020 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 $10,170 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 0.62% 0.39% Class C 1.60% 0.39% Bloomberg U.S. Aggregate Bond Index 1.89% 0.78% A From February 10, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866
Holdings Count | shares	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 284,923
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 46.1 AAA 1.2 AA 0.2 A 3.4 BBB 12.0 BB 12.3 B 11.9 CCC,CC,C 2.6 Not Rated 5.0 Equities 2.7 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 46.1 AAA - 1.2 AA - 0.2 A - 3.4 BBB - 12.0 BB - 12.3 B - 11.9 CCC,CC,C - 2.6 Not Rated - 5.0 Equities - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.1 Corporate Bonds 24.6 Bank Loan Obligations 10.5 Asset-Backed Securities 5.4 Foreign Government and Government Agency Obligations 4.0 Fixed-Income Funds 2.0 CMOs and Other Mortgage Related Securities 2.0 Preferred Securities 1.5 Common Stocks 0.5 Alternative Funds 0.4 Municipal Securities 0.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.1 Corporate Bonds - 24.6 Bank Loan Obligations - 10.5 Asset-Backed Securities - 5.4 Foreign Government and Government Agency Obligations - 4.0 Fixed-Income Funds - 2.0 CMOs and Other Mortgage Related Securities - 2.0 Preferred Securities - 1.5 Common Stocks - 0.5 Alternative Funds - 0.4 Municipal Securities - 0.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 83.8 United Kingdom 2.5 Canada 1.8 Mexico 1.4 Brazil 1.3 Dominican Republic 1.1 Germany 1.1 France 1.0 Israel 0.9 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 United Kingdom - 2.5 Canada - 1.8 Mexico - 1.4 Brazil - 1.3 Dominican Republic - 1.1 Germany - 1.1 France - 1.0 Israel - 0.9 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.1 US Treasury Bonds 19.0 Fidelity Real Estate High Income Fund 2.0 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.0 Planet Fitness Master Issuer LLC 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 Millicom International Cellular SA 0.8 56.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Investment Grade Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class A
Trading Symbol	FGBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,699 $9,578 $10,546 $11,422 $11,523 $10,151 $10,055 $10,809 $11,132 $11,285 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -2.68% -1.23% 1.22% Class A (without 4.00% sales charge) 1.37% -0.42% 1.63% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166
Holdings Count | shares	4,328	4,328	4,328	4,328	4,328	4,328	4,328	4,328
Advisory Fees Paid, Amount	$ 32,938,746
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.0 AAA 5.5 AA 0.9 A 7.7 BBB 15.4 BB 2.9 B 0.8 CCC,CC,C 0.0 Not Rated 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.0 AAA - 5.5 AA - 0.9 A - 7.7 BBB - 15.4 BB - 2.9 B - 0.8 CCC,CC,C - 0.0 Not Rated - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.6 Corporate Bonds 24.3 U.S. Government Agency - Mortgage Securities 16.4 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 8.7 Preferred Securities 0.2 Other Investments 0.1 Bank Loan Obligations 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.6 Corporate Bonds - 24.3 U.S. Government Agency - Mortgage Securities - 16.4 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 8.7 Preferred Securities - 0.2 Other Investments - 0.1 Bank Loan Obligations - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 91.4 Grand Cayman (UK Overseas Ter) 4.4 Mexico 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Germany 0.3 Switzerland 0.3 Japan 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Grand Cayman (UK Overseas Ter) - 4.4 Mexico - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Germany - 0.3 Switzerland - 0.3 Japan - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 10.3 Fannie Mae Mortgage pass-thru certificates 5.3 Freddie Mac Gold Pool 4.4 Ginnie Mae II Pool 3.8 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 2.2 Citigroup Inc 1.2 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.9
Fidelity SAI Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Short-Term Bond Fund
Class Name	Fidelity® SAI Short-Term Bond Fund
Trading Symbol	FZOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Short-Term Bond Fund	$ 21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped. A small, out-of-benchmark allocation to commercial mortgage-backed securities was beneficial as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 42% of fund assets, up from roughly 38% a year ago and substantially overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at 40% as of August 31, down slightly from 41% a year ago, compared with an average of about 72% for the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 15, 2020 through August 31, 2026. Initial investment of $10,000. Fidelity® SAI Short-Term Bond Fund $10,000 $10,054 $9,651 $9,863 $10,515 $11,039 $11,365 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,039 $9,639 $9,791 $10,403 $10,885 $11,178 Bloomberg U.S. Aggregate Bond Index $10,000 $9,977 $8,828 $8,723 $9,359 $9,653 $9,835 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Short-Term Bond Fund 2.95% 2.48% 2.17% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.69% 2.17% 1.89% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% -0.28% A From September 15, 2020 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					Sep. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 709,338,777	$ 709,338,777	$ 709,338,777	$ 709,338,777	$ 709,338,777	$ 709,338,777	$ 709,338,777	$ 709,338,777
Holdings Count | shares	426	426	426	426	426	426	426	426
Advisory Fees Paid, Amount	$ 5,002,383
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$709,338,777
Number of Holdings	426
Total Advisory Fee	$5,002,383
Portfolio Turnover	117%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 40.7 AAA 10.4 AA 1.4 A 20.1 BBB 19.4 BB 1.4 Not Rated 6.1 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 40.7 AAA - 10.4 AA - 1.4 A - 20.1 BBB - 19.4 BB - 1.4 Not Rated - 6.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 41.2 U.S. Treasury Obligations 40.7 Asset-Backed Securities 12.7 CMOs and Other Mortgage Related Securities 4.4 Other Investments 0.5 U.S. Government Agency - Mortgage Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 41.2 U.S. Treasury Obligations - 40.7 Asset-Backed Securities - 12.7 CMOs and Other Mortgage Related Securities - 4.4 Other Investments - 0.5 U.S. Government Agency - Mortgage Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 79.4 Grand Cayman (UK Overseas Ter) 4.1 United Kingdom 3.7 Germany 2.8 Canada 2.6 France 1.6 Ireland 1.3 Bailiwick Of Jersey 1.2 Japan 1.1 Others 2.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 79.4 Grand Cayman (UK Overseas Ter) - 4.1 United Kingdom - 3.7 Germany - 2.8 Canada - 2.6 France - 1.6 Ireland - 1.3 Bailiwick Of Jersey - 1.2 Japan - 1.1 Others - 2.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 40.7 Wells Fargo & Co 1.2 Citigroup Inc 1.2 JPMorgan Chase & Co 1.1 Bank of America Corp 1.1 General Motors Financial Co Inc 1.1 Goldman Sachs Group Inc/The 1.0 Hyundai Capital America 0.9 Deutsche Bank AG/New York NY 0.9 Societe Generale SA 0.9 50.1
Fidelity Tactical Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Tactical Bond Fund
Class Name	Fidelity® Tactical Bond Fund
Trading Symbol	FBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Tactical Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond Fund	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from out-of-benchmark allocations to outperforming high-yield bonds, global bonds and emerging-markets debt.
•Converserly, the ETF's yield-curve positioning and its longer-than-benchmark duration in a rising-rate environment detracted from performance versus the benchmark.
•An underweight in agency mortgage-backed securities also modestly hurt.
•Notable changes in positioning include increased exposure to U.S. Treasurys and reduced exposure to high-yield bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 10, 2022 through August 31, 2026. Initial investment of $10,000. Fidelity® Tactical Bond Fund $10,000 $9,270 $9,317 $10,049 $10,392 Bloomberg U.S. Aggregate Bond Index $10,000 $9,301 $9,190 $9,861 $10,170 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Tactical Bond Fund 2.51% 1.40% Bloomberg U.S. Aggregate Bond Index 1.89% 0.78% A From February 10, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Feb. 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866	$ 43,942,866
Holdings Count | shares	99	99	99	99	99	99	99	99
Advisory Fees Paid, Amount	$ 284,923
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$43,942,866
Number of Holdings	99
Total Advisory Fee	$284,923
Portfolio Turnover	28%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 46.1 AAA 1.2 AA 0.2 A 3.4 BBB 12.0 BB 12.3 B 11.9 CCC,CC,C 2.6 Not Rated 5.0 Equities 2.7 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 46.1 AAA - 1.2 AA - 0.2 A - 3.4 BBB - 12.0 BB - 12.3 B - 11.9 CCC,CC,C - 2.6 Not Rated - 5.0 Equities - 2.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.1 Corporate Bonds 24.6 Bank Loan Obligations 10.5 Asset-Backed Securities 5.4 Foreign Government and Government Agency Obligations 4.0 Fixed-Income Funds 2.0 CMOs and Other Mortgage Related Securities 2.0 Preferred Securities 1.5 Common Stocks 0.5 Alternative Funds 0.4 Municipal Securities 0.2 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.1 Corporate Bonds - 24.6 Bank Loan Obligations - 10.5 Asset-Backed Securities - 5.4 Foreign Government and Government Agency Obligations - 4.0 Fixed-Income Funds - 2.0 CMOs and Other Mortgage Related Securities - 2.0 Preferred Securities - 1.5 Common Stocks - 0.5 Alternative Funds - 0.4 Municipal Securities - 0.2 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.6 United States 83.8 United Kingdom 2.5 Canada 1.8 Mexico 1.4 Brazil 1.3 Dominican Republic 1.1 Germany 1.1 France 1.0 Israel 0.9 Others 5.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.8 United Kingdom - 2.5 Canada - 1.8 Mexico - 1.4 Brazil - 1.3 Dominican Republic - 1.1 Germany - 1.1 France - 1.0 Israel - 0.9 Others - 5.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 27.1 US Treasury Bonds 19.0 Fidelity Real Estate High Income Fund 2.0 Domino's Pizza Master Issuer LLC 1.9 Petroleos Mexicanos 1.4 Dominican Republic 1.1 Brazilian Federative Republic 1.0 Planet Fitness Master Issuer LLC 1.0 Charter Communications Operating LLC / Charter Communications Operating Capital 0.9 Millicom International Cellular SA 0.8 56.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual management fee waiver during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual management fee waiver during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Investment Grade Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class Z
Trading Symbol	FIKQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,097 $12,064 $12,218 $10,809 $10,750 $11,601 $11,994 $12,190 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 $11,626 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 1.63% -0.05% 2.53% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166
Holdings Count | shares	4,328	4,328	4,328	4,328	4,328	4,328	4,328	4,328
Advisory Fees Paid, Amount	$ 32,938,746
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.0 AAA 5.5 AA 0.9 A 7.7 BBB 15.4 BB 2.9 B 0.8 CCC,CC,C 0.0 Not Rated 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.0 AAA - 5.5 AA - 0.9 A - 7.7 BBB - 15.4 BB - 2.9 B - 0.8 CCC,CC,C - 0.0 Not Rated - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.6 Corporate Bonds 24.3 U.S. Government Agency - Mortgage Securities 16.4 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 8.7 Preferred Securities 0.2 Other Investments 0.1 Bank Loan Obligations 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.6 Corporate Bonds - 24.3 U.S. Government Agency - Mortgage Securities - 16.4 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 8.7 Preferred Securities - 0.2 Other Investments - 0.1 Bank Loan Obligations - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 91.4 Grand Cayman (UK Overseas Ter) 4.4 Mexico 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Germany 0.3 Switzerland 0.3 Japan 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Grand Cayman (UK Overseas Ter) - 4.4 Mexico - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Germany - 0.3 Switzerland - 0.3 Japan - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 10.3 Fannie Mae Mortgage pass-thru certificates 5.3 Freddie Mac Gold Pool 4.4 Ginnie Mae II Pool 3.8 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 2.2 Citigroup Inc 1.2 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.9
Fidelity Advisor Investment Grade Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity Advisor® Investment Grade Bond Fund Class I
Trading Symbol	FGBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,131 $10,033 $11,074 $12,025 $12,149 $10,731 $10,657 $11,485 $11,874 $12,051 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 1.49% -0.16% 1.88% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166
Holdings Count | shares	4,328	4,328	4,328	4,328	4,328	4,328	4,328	4,328
Advisory Fees Paid, Amount	$ 32,938,746
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.0 AAA 5.5 AA 0.9 A 7.7 BBB 15.4 BB 2.9 B 0.8 CCC,CC,C 0.0 Not Rated 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.0 AAA - 5.5 AA - 0.9 A - 7.7 BBB - 15.4 BB - 2.9 B - 0.8 CCC,CC,C - 0.0 Not Rated - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.6 Corporate Bonds 24.3 U.S. Government Agency - Mortgage Securities 16.4 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 8.7 Preferred Securities 0.2 Other Investments 0.1 Bank Loan Obligations 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.6 Corporate Bonds - 24.3 U.S. Government Agency - Mortgage Securities - 16.4 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 8.7 Preferred Securities - 0.2 Other Investments - 0.1 Bank Loan Obligations - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 91.4 Grand Cayman (UK Overseas Ter) 4.4 Mexico 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Germany 0.3 Switzerland 0.3 Japan 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Grand Cayman (UK Overseas Ter) - 4.4 Mexico - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Germany - 0.3 Switzerland - 0.3 Japan - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 10.3 Fannie Mae Mortgage pass-thru certificates 5.3 Freddie Mac Gold Pool 4.4 Ginnie Mae II Pool 3.8 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 2.2 Citigroup Inc 1.2 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.9
Fidelity Advisor Short-Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity Advisor® Short-Term Bond Fund Class A
Trading Symbol	FBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,850 $9,931 $9,943 $10,354 $10,740 $10,761 $10,289 $10,506 $11,191 $11,715 $11,993 Bloomberg U.S. 1-3 Year Government/Credit Bond Index $10,000 $10,090 $10,106 $10,572 $10,960 $11,003 $10,565 $10,730 $11,401 $11,930 $12,251 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 1.50% sales charge) 0.84% 1.88% 1.83% Class A (without 1.50% sales charge) 2.38% 2.19% 1.99% Bloomberg U.S. 1-3 Year Government/Credit Bond Index 2.69% 2.17% 2.05% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688
Holdings Count | shares	483	483	483	483	483	483	483	483
Advisory Fees Paid, Amount	$ 5,198,445
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 43.3 AAA 9.9 AA 1.2 A 21.3 BBB 16.6 BB 1.4 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 43.3 AAA - 9.9 AA - 1.2 A - 21.3 BBB - 16.6 BB - 1.4 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.1 Corporate Bonds 39.1 Asset-Backed Securities 12.3 CMOs and Other Mortgage Related Securities 4.2 Other Investments 0.4 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.1 Corporate Bonds - 39.1 Asset-Backed Securities - 12.3 CMOs and Other Mortgage Related Securities - 4.2 Other Investments - 0.4 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 78.6 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 3.6 Canada 2.8 Germany 2.7 France 1.4 Bailiwick Of Jersey 1.2 Ireland 1.1 Japan 1.0 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.6 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 3.6 Canada - 2.8 Germany - 2.7 France - 1.4 Bailiwick Of Jersey - 1.2 Ireland - 1.1 Japan - 1.0 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.1 Bank of America Corp 1.4 JPMorgan Chase & Co 1.3 Wells Fargo & Co 1.2 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.9 Deutsche Bank AG/New York NY 0.9 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 52.3
Fidelity Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Fund
Class Name	Fidelity® Investment Grade Bond Fund
Trading Symbol	FBNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's top contributors relative to its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the fiscal year came from overweight allocations to securitized products - specifically, outperforming stakes in asset-backed securities, including AAA-rated collateralized loan obligations, and commercial mortgage-backed securities.
•Converserly, the fund's yield-curve positioning and its modestly longer-than-benchmark duration in a rising-rate environment modestly detracted.
•An underweight in agency mortgage-backed securities also modestly hindered performance.
•In terms of security selection, picks in corporate debt, sovereign government bonds and commercial mortgage-backed securities helped.
•The fund's managers did not make significant adjustments in positioning over the period and sought to keep the fund conservatively positioned versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Investment Grade Bond Fund $10,000 $10,136 $10,042 $11,091 $12,047 $12,177 $10,774 $10,690 $11,527 $11,923 $12,106 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Investment Grade Bond Fund 1.54% -0.12% 1.93% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166	$ 11,833,010,166
Holdings Count | shares	4,328	4,328	4,328	4,328	4,328	4,328	4,328	4,328
Advisory Fees Paid, Amount	$ 32,938,746
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$11,833,010,166
Number of Holdings	4,328
Total Advisory Fee	$32,938,746
Portfolio Turnover	142%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 61.0 AAA 5.5 AA 0.9 A 7.7 BBB 15.4 BB 2.9 B 0.8 CCC,CC,C 0.0 Not Rated 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 61.0 AAA - 5.5 AA - 0.9 A - 7.7 BBB - 15.4 BB - 2.9 B - 0.8 CCC,CC,C - 0.0 Not Rated - 9.3 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.6 Corporate Bonds 24.3 U.S. Government Agency - Mortgage Securities 16.4 Asset-Backed Securities 9.2 CMOs and Other Mortgage Related Securities 8.7 Preferred Securities 0.2 Other Investments 0.1 Bank Loan Obligations 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 44.6 Corporate Bonds - 24.3 U.S. Government Agency - Mortgage Securities - 16.4 Asset-Backed Securities - 9.2 CMOs and Other Mortgage Related Securities - 8.7 Preferred Securities - 0.2 Other Investments - 0.1 Bank Loan Obligations - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.5)% United States 91.4 Grand Cayman (UK Overseas Ter) 4.4 Mexico 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 United Kingdom 0.5 Germany 0.3 Switzerland 0.3 Japan 0.2 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.4 Grand Cayman (UK Overseas Ter) - 4.4 Mexico - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 United Kingdom - 0.5 Germany - 0.3 Switzerland - 0.3 Japan - 0.2 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 34.3 US Treasury Bonds 10.3 Fannie Mae Mortgage pass-thru certificates 5.3 Freddie Mac Gold Pool 4.4 Ginnie Mae II Pool 3.8 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 2.2 Citigroup Inc 1.2 Bank of America Corp 1.1 JPMorgan Chase & Co 0.9 65.9
Fidelity Short-Term Bond Fund - ETF Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Short-Term Bond Fund
Class Name	Fidelity® Short-Term Bond Fund ETF Class
Trading Symbol	FSTB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short-Term Bond Fund for the period June 16, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF ClassA	$ 4	0.20%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.20%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring short-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the benchmark Bloomberg U.S. 1-3 Year Government/Credit Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully helped.
•In contrast, the fund's yield-curve positioning, including the underweighting of one-year maturities in favor of two- and three-year positions, detracted from relative performance.
•At fiscal year-end, corporates made up about 40% of fund assets, down from 41% a year ago but still notably overweight versus the benchmark average of 22%. Exposure to U.S. Treasurys stood at roughly 43% at the end of the period, up from 35% a year ago and compared with an average of about 72% for the 1-3 year benchmark. Exposure to ABS fell from roughly 18% of assets to about 12% as of August 31.

Net Assets	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688	$ 2,843,357,688
Holdings Count | shares	483	483	483	483	483	483	483	483
Advisory Fees Paid, Amount	$ 5,198,445
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,843,357,688
Number of Holdings	483
Total Advisory Fee	$5,198,445
Portfolio Turnover	95%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 43.3 AAA 9.9 AA 1.2 A 21.3 BBB 16.6 BB 1.4 Not Rated 5.8 Short-Term Investments and Net Other Assets (Liabilities) 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 43.3 AAA - 9.9 AA - 1.2 A - 21.3 BBB - 16.6 BB - 1.4 Not Rated - 5.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.1 Corporate Bonds 39.1 Asset-Backed Securities 12.3 CMOs and Other Mortgage Related Securities 4.2 Other Investments 0.4 U.S. Government Agency - Mortgage Securities 0.2 Foreign Government and Government Agency Obligations 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 43.1 Corporate Bonds - 39.1 Asset-Backed Securities - 12.3 CMOs and Other Mortgage Related Securities - 4.2 Other Investments - 0.4 U.S. Government Agency - Mortgage Securities - 0.2 Foreign Government and Government Agency Obligations - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 78.6 Grand Cayman (UK Overseas Ter) 4.3 United Kingdom 3.6 Canada 2.8 Germany 2.7 France 1.4 Bailiwick Of Jersey 1.2 Ireland 1.1 Japan 1.0 Others 3.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 78.6 Grand Cayman (UK Overseas Ter) - 4.3 United Kingdom - 3.6 Canada - 2.8 Germany - 2.7 France - 1.4 Bailiwick Of Jersey - 1.2 Ireland - 1.1 Japan - 1.0 Others - 3.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 43.1 Bank of America Corp 1.4 JPMorgan Chase & Co 1.3 Wells Fargo & Co 1.2 Goldman Sachs Group Inc/The 1.0 Citigroup Inc 0.9 Deutsche Bank AG/New York NY 0.9 General Motors Financial Co Inc 0.9 Barclays PLC 0.8 HSBC Holdings PLC 0.8 52.3